1. Organization and Nature of Operations (Details)	3 Months Ended
Dec. 31, 2013
Details
Stockholders' Equity, Reverse Stock Split	During fiscal year 2013, the Company completed a 10-for-1 reverse common stock split, and all periods presented have been retroactively adjusted to reflect the reverse common stock split.